Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Changes From Financing Cash Flows:
Issuance of Long-Term Debt		$ 3,842		$ 3,842
Net Issuance (Repayment) of Revolving Long-Term Debt	$ (14)	30	$ (13)	30
Issuance of Debt Under Asset Sale Bridge Facility		3,579		3,569
Dividends Payable [Member]
Changes From Financing Cash Flows:
Dividends Paid			(122)	(102)
Non-Cash Changes:
Dividends Declared			122	102
Current Portion of Long Term Debt [Member]
Non-Cash Changes:
Other				1
Ending balance		893		893
Current Portion of Long Term Debt [Member] | Bridge Credit Facility [Member]
Changes From Financing Cash Flows:
Issuance of Debt Under Asset Sale Bridge Facility				892
Long Term Debt [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance			9,513	6,332
Changes From Financing Cash Flows:
Issuance of Long-Term Debt				3,842
Net Issuance (Repayment) of Revolving Long-Term Debt			(13)	30
Non-Cash Changes:
Unrealized Foreign Exchange (Gain) Loss			490	(365)
Other				4
Finance Costs			2
Ending balance	$ 9,992	$ 12,520	$ 9,992	12,520
Long Term Debt [Member] | Bridge Credit Facility [Member]
Changes From Financing Cash Flows:
Issuance of Debt Under Asset Sale Bridge Facility				$ 2,677